UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America® Semi-annual report for the six months ended February 29, 2016

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	–1.03%	1.38%	2.58%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated November 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The U.S. bond market enjoyed modest gains during the first half of Intermediate Bond Fund of America’s fiscal year. Treasury bonds rallied while other fixed-income sectors lagged, resulting in an unusually volatile six-month period. Long-term interest rates declined — providing a tailwind for high-quality government securities — despite the Federal Reserve’s decision in December to raise short-term rates for the first time in nearly a decade. For the period ended February 29, 2016, the fund returned 0.95%.

By comparison, the Barclays U.S. Government/Credit 1–7 Years ex BBB Index, a broad measure of the market in which the fund invests, returned 1.58%. Meanwhile, the Lipper Short-Intermediate Investment Grade Debt Funds Average posted a return of 0.19%. This peer group measure includes some funds that, unlike this fund, hold below investment-grade bonds (rated BB/Ba and below) such as high-yield corporate debt. The wide disparity in six-month returns reflects the hunt for higher yielding securities among some funds in the category. Generally speaking, adding credit risk was not rewarded during the period. (Results for longer time frames are shown in the table below.)

Investors who reinvested monthly dividends totaling about eight cents a share earned an income return of 0.57% over the six months. For those who took their dividends in cash, the figure was the same. The fund also paid out a capital gain of 3.1 cents a share on December 31, 2015. The fund’s share price increased from $13.53 to $13.55.

Results at a glance

For periods ended February 29, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years	Lifetime[1]

Intermediate Bond Fund of America (Class A shares)	0.95%	1.21%	0.91%	1.76%	2.74%	4.88%
Barclays U.S. Government/Credit 1–7 Years ex BBB Index[2]	1.58	2.12	1.42	2.19	3.69	5.58
Lipper Short-Intermediate Investment Grade Debt Funds Average[3]	0.19	0.07	0.73	2.01	3.44	5.31
Lipper Short-Intermediate U.S. Government Funds Average[3]	0.61	0.82	0.44	1.23	3.00	5.10

[1]	Since February 19, 1988.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Intermediate Bond Fund of America	1

Bond market overview

Benefiting from a flight-to-quality trend, U.S. Treasury bonds rallied during the August-to-February period. Worries about China’s slowing economy, rapidly falling oil prices and sharp declines in global equities contributed to higher demand for perceived safe-haven assets. Treasuries generated a 2.97% return, leading all U.S. investment-grade sectors. During the six-month period, the yield on the benchmark 10-year Treasury note declined 47 basis points to 1.74%.

Corporate bonds came under pressure as U.S. economic growth stalled at times and declining oil prices roiled the energy sector. Investment-grade corporate spreads — the difference in yield between corporate bonds and Treasuries — soared to a three-year high of 215 basis points in mid-February. Rising M&A activity, increasing leverage and widespread share repurchases added to the pressure on corporate balance sheets. Overall, corporate bonds generated roughly half the return of Treasuries, gaining 1.33% during the period.

After months of signaling that a rate hike was imminent, the Fed increased short-term interest rates in December — the first time it had done so since 2006. The federal funds target rate was set 25 basis points higher to a range of 0.25% to 0.50%. Defying market convention, longer term bond yields generally declined in the weeks following the Fed’s rate hike while short-term rates rose. For the six-month period, 2-year Treasuries climbed 4 basis points to 0.78%.

Inside the portfolio

The fund’s managers sought to take advantage of attractive valuation opportunities, rather than relying too heavily on macroeconomic forecasts. As a result, the fund reduced its corporate bond exposure and added to its Treasury holdings, particularly Treasury Inflation Protected Securities (TIPS). Managers added more TIPS to the portfolio as declining inflation expectations made them more attractive from a valuation perspective. TIPS returns were disappointing during the period, but we continue to maintain a high level of conviction in these investments over the long term.

Corporate bond exposure was reduced during the six-month period — continuing a trend from earlier in 2015 — with the goal of minimizing credit risk as spreads widened. Cutting back on credit risk was helpful, given the underperformance of corporate bonds in relation to Treasuries. However, going forward, we think corporate bonds have reached a point where valuations are beginning to look more attractive.

Mortgage-backed securities investments were trimmed due to high valuations in the sector and concerns about a potential mortgage refinancing wave if interest rates continued to decline. Mortgage bond prices tend to fall during periods of high refinancing activity. The fund’s duration — a measure of its exposure to changes in interest rates — was reduced over time, ending the period slightly shorter than the index.

2	Intermediate Bond Fund of America

Looking ahead

The outlook for the U.S. economy remains positive, given the considerable strength in the labor and housing markets. However, the underlying fundamental strength of the economy is not great enough, in our view, to support a traditional rate-hiking cycle by the Fed. Therefore, we think interest rates will remain low on a historical basis for several years to come. The so-called “lower for longer” scenario is supported by lackluster U.S. GDP growth, in the range of 2% a year, as well as substantial pressure from overseas — notably, China’s slowing economy and tepid growth in Europe.

While the Fed may decide to raise short-term rates once or even twice this year, we believe the path of future rate increases will be slow and measured. A gradual and highly telegraphed rise in rates is the most likely outcome, in our opinion, and such a course would not threaten the U.S. economic recovery. In fact, we see the Fed’s December rate hike as a positive sign that the U.S. economy is at least healthy enough to absorb slightly higher rates and continue to grow.

For the remainder of 2016, we expect the bond market to experience high volatility at times as the Fed contemplates future rate increases. However, it is important to remember that, over the long term, higher rates can be beneficial for fixed-income investors. As bonds are sold, or reach maturity, the proceeds can be reinvested in less expensive bonds at higher yields, providing better income opportunities and potentially contributing to higher total-return levels.

Thank you for your continued support. We look forward to reporting to you again in six months.

Sincerely,

Mark A. Brett
President

April 15, 2016

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2016, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.95%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.23%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Intermediate Bond Fund of America	3

Summary investment portfolio February 29, 2016	unaudited

Investment mix by security type	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	62.32%
AAA/Aaa	14.79
AA/Aa	3.91
A/A	9.96
BBB/Baa	5.56
Unrated	.02
Other	.02
Short-term securities & other assets less liabilities	3.42

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 96.56%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 61.43%
U.S. Treasury 49.46%
U.S. Treasury 0.625% 2016	$150,000	$150,024
U.S. Treasury 5.125% 2016	96,500	97,450
U.S. Treasury 7.50% 2016	40,000	41,941
U.S. Treasury 0.875% 2017[1]	130,000	130,231
U.S. Treasury 0.875% 2017[1]	90,000	90,182
U.S. Treasury 1.00% 2017	197,950	198,572
U.S. Treasury 1.00% 2018	125,000	125,498
U.S. Treasury 1.50% 2019	542,500	550,708
U.S. Treasury 1.50% 2019	159,000	161,455
U.S. Treasury 1.625% 2019	535,300	546,407
U.S. Treasury 1.625% 2019	231,500	236,024
U.S. Treasury 1.625% 2019	140,000	142,867
U.S. Treasury 1.75% 2019	44,000	45,078

4	Intermediate Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 3.625% 2019	$129,500	$140,928
U.S. Treasury 1.25% 2020	245,500	246,700
U.S. Treasury 1.375% 2020	198,646	200,021
U.S. Treasury 1.375% 2020	182,067	183,354
U.S. Treasury 1.375% 2020	123,750	124,809
U.S. Treasury 1.50% 2020	131,700	133,465
U.S. Treasury 1.625% 2020	177,000	180,237
U.S. Treasury 1.625% 2020	122,000	124,335
U.S. Treasury 1.625% 2020	110,650	112,674
U.S. Treasury 1.75% 2020	236,410	242,126
U.S. Treasury 1.125% 2021	515,000	512,646
U.S. Treasury 1.375% 2021	339,250	341,475
U.S. Treasury 2.00% 2025	135,650	138,645
U.S. Treasury 2.25% 2025	130,000	135,763
U.S. Treasury 0.63%–8.75% 2016–2025[1]	428,350	455,425
		5,789,040

U.S. Treasury inflation-protected securities 11.97%
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	308,090	310,905
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	141,616	140,017
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	160,562	164,870
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	38,950	38,651
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	48,080	48,380
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	124,867	146,946
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	203,092	209,279
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	73,318	68,498
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	81,179	73,300
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	35,525	38,377
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	146,131	135,794
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2016–2041[2]	25,591	26,359
		1,401,376

Total U.S. Treasury bonds & notes		7,190,416

Corporate bonds & notes 16.44%
Financials 5.84%
Other securities		683,177

Other 10.60%
Other securities		1,241,148

Total corporate bonds & notes		1,924,325

Mortgage-backed obligations 9.41%
Federal agency mortgage-backed obligations 6.92%
Fannie Mae 0%–10.97% 2023–2047[3,4]	60,592	63,115
Freddie Mac 3.50% 2035[3]	64,415	67,962
Freddie Mac 0%–6.50% 2023–2045[3,4]	38,114	40,173
Government National Mortgage Assn. 4.00% 2045[3]	54,056	57,904
Government National Mortgage Assn. 4.50% 2045[3]	147,235	158,555
Government National Mortgage Assn. 4.50% 2045[3]	46,827	50,427
Government National Mortgage Assn. 4.50% 2045[3]	37,205	40,064
Government National Mortgage Assn. 4.50% 2045[3]	35,656	38,436
Government National Mortgage Assn. 4.00% 2046[3,5]	104,175	111,264
Government National Mortgage Assn. 1.36%–6.64% 2042–2064[3,4,5]	169,835	181,469
		809,369

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Other 2.49%
Other securities		$291,498

Total mortgage-backed obligations		1,100,867

Asset-backed obligations 6.75%
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.012% 2020[3,4,6,7]	$55,000	54,979
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.910% 2025[3,4,6]	50,000	49,148
Other securities		686,246
		790,373

Federal agency bonds & notes 0.89%
Fannie Mae 0.50%–1.88% 2016–2018	39,740	40,330
Federal Home Loan Bank 1.75%–5.38% 2016–2018	26,420	26,955
Freddie Mac 0.75%–1.25% 2018–2019	35,000	35,010
Other securities		2,009
		104,304

Other bonds & notes 1.64%
Other securities		191,508

Total bonds, notes & other debt instruments (cost: $11,173,642,000)		11,301,793

Preferred securities 0.02%
U.S. government agency securities 0.02%
Other securities		2,667

Total preferred securities (cost: $3,985,000)		2,667

Short-term securities 4.56%
Fannie Mae 0.41% due 6/13/2016	50,000	49,940
Federal Home Loan Bank 0.18%–0.53% due 3/21/2016–8/8/2016	371,700	371,417
U.S. Treasury Bills 0.24%–0.31% due 3/24/2016–5/19/2016	87,100	87,061
Other securities		24,577

Total short-term securities (cost: $532,976,000)		532,995
Total investment securities 101.14% (cost: $11,710,603,000)		11,837,455
Other assets less liabilities (1.14)%		(133,502)

Net assets 100.00%		$11,703,953

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	Intermediate Bond Fund of America

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,226,829,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 2/29/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$544,000	$767
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	356,000	488
Receive	LCH	3-month USD-LIBOR	0.88144	11/9/2017	94,000	115
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	57,000	134
Receive	LCH	3-month USD-LIBOR	1.1005	12/22/2017	153,000	777
Receive	LCH	3-month USD-LIBOR	1.061	1/11/2018	83,000	363
Receive	LCH	3-month USD-LIBOR	0.979	1/15/2018	98,000	278
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	100,000	(248)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	100,000	(244)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	150,000	2,707
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	125,000	3,162
Receive	LCH	3-month USD-LIBOR	1.814	7/29/2019	125,000	3,554
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	112,000	3,216
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	120,000	3,364
Receive	LCH	3-month USD-LIBOR	1.7725	8/11/2019	127,000	3,449
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	123,000	3,343
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	92,000	3,028
Receive	LCH	3-month USD-LIBOR	1.675	10/30/2019	25,000	613
Receive	LCH	3-month USD-LIBOR	1.785	11/14/2019	50,000	1,430
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	96,000	2,788
Receive	LCH	3-month USD-LIBOR	1.5405	1/15/2020	50,000	991
Receive	LCH	3-month USD-LIBOR	1.472	2/6/2020	20,000	344
Receive	LCH	3-month USD-LIBOR	1.6715	2/13/2020	100,000	2,501
Receive	LCH	3-month USD-LIBOR	1.663	2/17/2020	45,000	1,112
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	58,000	1,658
Receive	LCH	3-month USD-LIBOR	1.638	2/27/2020	30,000	713
Receive	LCH	3-month USD-LIBOR	1.6115	3/23/2020	5,000	114
Receive	LCH	3-month USD-LIBOR	1.4213	4/21/2020	150,000	2,275
Receive	LCH	3-month USD-LIBOR	1.654	6/1/2020	23,800	591
Receive	LCH	3-month USD-LIBOR	1.818	6/5/2020	100,000	3,178
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	120,000	3,887
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	150,000	5,049
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	32,200	1,105
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	92,000	2,726
Receive	LCH	3-month USD-LIBOR	1.68	12/22/2020	58,000	1,539
Receive	LCH	3-month USD-LIBOR	1.6075	1/8/2021	100,000	2,305
Receive	LCH	3-month USD-LIBOR	1.4575	1/14/2021	100,000	1,587
Receive	LCH	3-month USD-LIBOR	1.1725	2/5/2021	150,000	293
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(895)
Pay	LCH	3-month USD-LIBOR	2.6045	7/29/2024	75,000	(6,950)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	26,000	(2,574)
Pay	LCH	3-month USD-LIBOR	2.421	10/30/2024	34,000	(2,667)
Pay	LCH	3-month USD-LIBOR	2.491	11/14/2024	30,000	(2,526)
Pay	LCH	3-month USD-LIBOR	2.0255	2/10/2025	75,000	(3,366)
Pay	LCH	3-month USD-LIBOR	2.1955	3/4/2025	75,000	(4,469)
Pay	LCH	3-month USD-LIBOR	2.3495	7/31/2025	25,000	(1,833)
Pay	LCH	3-month USD-LIBOR	2.20311	9/2/2025	75,000	(4,499)
Pay	LCH	3-month USD-LIBOR	2.1565	11/17/2025	200,000	(11,106)
Pay	LCH	3-month USD-LIBOR	2.1685	12/17/2025	35,000	(1,980)

Intermediate Bond Fund of America	7

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 2/29/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	1.652%	2/11/2026	$60,000	$(450)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(20,227)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	28,000	(7,257)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	30,000	(7,988)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	41,000	(5,946)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	24,000	(2,091)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	40,000	(4,179)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	60,000	(6,141)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	32,000	(3,393)
Pay	LCH	3-month USD-LIBOR	2.58245	11/5/2045	120,000	(14,167)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	13,200	(1,522)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(1,745)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	(1,876)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	15,000	(1,422)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	36,000	(4,334)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	40,000	(3,092)
Pay	LCH	3-month USD-LIBOR	2.342	1/29/2046	90,000	(5,540)
						$(69,183)

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $254,375,000.

Centrally cleared credit default swaps on credit indices — buy protection

						Upfront	Unrealized
						premiums	appreciation
		Pay	Expiration	Notional	Value	paid	at 2/29/2016
Referenced index	Clearinghouse	fixed rate	date	(000)	(000)	(000)	(000)
NA IG Series 24	ICE	1.00%	6/20/2020	$125,000	$392	$(1,957)	$2,349
NA IG Series 25	ICE	1.00	12/20/2020	110,000	376	(996)	1,372
							$3,721

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $633,934,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 2/29/2016
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
Ultra U.S. Treasury Bond Futures	CME	Long	655	June 2016	$113,839	$(421)
5 Year U.S. Treasury Note Futures	CME	Long	4,773	July 2016	577,019	439
						$18

8	Intermediate Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $147,108,000, which represented 1.26% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,080,732,000, which represented 9.23% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $86,217,000, which represented .74% of the net assets of the fund.

Key to abbreviations

CLO = Collateralized Loan Obligations
CME = CME Group Inc.
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
TBA = To-be-announced

See Notes to Financial Statements

Intermediate Bond Fund of America	9

Financial statements

Statement of assets and liabilities	Unaudited
at February 29, 2016	(dollars in thousands)

Assets:
Investment securities, at value (cost: $11,710,603)		$11,837,455
Cash		8,199
Receivables for:
Sales of investments	$771,257
Sales of fund’s shares	20,825
Variation margin	1,574
Interest	40,783	834,439
		12,680,093
Liabilities:
Payables for:
Purchases of investments	958,102
Repurchases of fund’s shares	9,162
Dividends on fund’s shares	229
Investment advisory services	1,753
Services provided by related parties	2,980
Trustees’ deferred compensation	252
Variation margin	3,487
Other	175	976,140
Net assets at February 29, 2016		$11,703,953

Net assets consist of:
Capital paid in on shares of beneficial interest		$11,639,946
Distributions in excess of net investment income		(14,923)
Undistributed net realized gain		17,522
Net unrealized appreciation		61,408
Net assets at February 29, 2016		$11,703,953

See Notes to Financial Statements

10	Intermediate Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (863,882 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$7,020,303	518,175	$13.55
Class B	7,052	520	13.55
Class C	115,020	8,490	13.55
Class F-1	250,318	18,476	13.55
Class F-2	373,694	27,582	13.55
Class 529-A	364,578	26,910	13.55
Class 529-B	714	53	13.55
Class 529-C	66,363	4,898	13.55
Class 529-E	18,962	1,400	13.55
Class 529-F-1	81,623	6,025	13.55
Class R-1	10,057	742	13.55
Class R-2	119,331	8,809	13.55
Class R-2E	3,411	252	13.54
Class R-3	147,897	10,916	13.55
Class R-4	112,708	8,319	13.55
Class R-5E	10	1	13.55
Class R-5	32,239	2,379	13.55
Class R-6	2,979,673	219,935	13.55

See Notes to Financial Statements

Intermediate Bond Fund of America	11

Statement of operations	Unaudited
for the six months ended February 29, 2016	(dollars in thousands)

Investment income:
Income:
Interest	$79,229
Dividends	30	$79,259

Fees and expenses*:
Investment advisory services	11,057
Distribution services	11,182
Transfer agent services	5,620
Administrative services	1,446
Reports to shareholders	306
Registration statement and prospectus	426
Trustees’ compensation	24
Auditing and legal	2
Custodian	18
Other	283
Total fees and expenses before reimbursement	30,364
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		30,364
Net investment income		48,895

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments	38,013
Interest rate swaps	(4,212)
Credit default swaps	820
Futures contracts	3,931	38,552
Net unrealized appreciation (depreciation) on:
Investments	93,278
Interest rate swaps	(72,764)
Credit default swaps	1,904
Futures contracts	18	22,436
Net realized gain and unrealized appreciation		60,988
Net increase in net assets resulting from operations		$109,883

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

12	Intermediate Bond Fund of America

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	February 29,	August 31,
	2016*	2015
Operations:
Net investment income	$48,895	$119,954
Net realized gain	38,552	59,872
Net unrealized appreciation (depreciation)	22,436	(76,269)
Net increase in net assets resulting from operations	109,883	103,557

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(67,062)	(132,949)
Distributions from net realized gain on investments	(26,079)	—
Total dividends and distributions paid or accrued to shareholders	(93,141)	(132,949)

Net capital share transactions	745,163	1,016,611

Total increase in net assets	761,905	987,219

Net assets:
Beginning of period	10,942,048	9,954,829
End of period (including distributions in excess of and undistributed net investment income: $(14,923) and $3,244, respectively)	$11,703,953	$10,942,048

*	Unaudited.

See Notes to Financial Statements

Intermediate Bond Fund of America	13

Notes to financial statements	unaudited

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Contingent deferred sales
Share class	Initial sales charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

14	Intermediate Bond Fund of America

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Intermediate Bond Fund of America	15

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

16	Intermediate Bond Fund of America

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Intermediate Bond Fund of America	17

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

18	Intermediate Bond Fund of America

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$7,190,416	$—	$7,190,416
Corporate bonds & notes	—	1,924,325	—	1,924,325
Mortgage-backed obligations	—	1,100,867	—	1,100,867
Asset-backed obligations	—	790,373	—	790,373
Other	—	295,812	—	295,812
Preferred securities	—	2,667	—	2,667
Short-term securities	—	532,995	—	532,995
Total	$—	$11,837,455	$—	$11,837,455

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$65,544	$—	$65,544
Unrealized appreciation on credit default swaps	—	3,721	—	3,721
Unrealized appreciation on futures contracts	439	—	—	439
Liabilities:
Unrealized depreciation on interest rate swaps	—	(134,727)	—	(134,727)
Unrealized depreciation on futures contracts	(421)	—	—	(421)
Total	$18	$(65,462)	$—	$(65,444)

*Interest rate swaps, credit default swaps and futures contracts are not included in the investment portfolio.

Intermediate Bond Fund of America	19

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to

20	Intermediate Bond Fund of America

changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Intermediate Bond Fund of America	21

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as

22	Intermediate Bond Fund of America

collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared.

Intermediate Bond Fund of America	23

The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.

24	Intermediate Bond Fund of America

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps, credit default swaps and future contracts as of, or for the six months ended, February 29, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Interest	Net unrealized appreciation*	$65,544	Net unrealized depreciation*	$134,727
Credit default swaps	Credit	Net unrealized appreciation*	3,721	Net unrealized depreciation*	—
Futures contracts	Interest	Net unrealized appreciation*	439	Net unrealized depreciation*	421
			$69,704		$135,148

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Interest	Net realized loss on interest rate swaps	$(4,212)	Net unrealized depreciation on interest rate swaps	$(72,764)
Credit default swaps	Credit	Net realized gain on credit default swaps	820	Net unrealized appreciation on credit default swaps	1,904
Futures contracts	Interest	Net realized gain on futures contracts	3,931	Net unrealized appreciation on futures contracts	18
			$539		$(70,842)

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and futures contracts as reported in the applicable tables following the fund’s investment portfolio. Only the current day’s variation margin is reported within the statements of assets and liabilities.

Intermediate Bond Fund of America	25

Collateral — The fund participates in a collateral program due to its use of interest rate swaps, credit default swaps, futures and future delivery contracts. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state tax authorities for tax years before 2010.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$4,365
Undistributed long-term capital gains	12,782

26	Intermediate Bond Fund of America

As of February 29, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$145,548
Gross unrealized depreciation on investment securities	(28,677)
Net unrealized appreciation on investment securities	116,871
Cost of investment securities	11,720,584

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 29, 2016						Year ended August 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid or accrued		Ordinary income		Long-term capital gains	Total dividends paid or accrued
Class A	$42,474		$11,640		$54,114		$80,006		$—	$80,006
Class B	23		14		37		68		—	68
Class C	270		189		459		578		—	578
Class F-1	1,391		389		1,780		2,821		—	2,821
Class F-2	2,417		584		3,001		4,101		—	4,101
Class 529-A	2,084		613		2,697		4,230		—	4,230
Class 529-B	2		1		3		6		—	6
Class 529-C	136		112		248		280		—	280
Class 529-E	86		31		117		169		—	169
Class 529-F-1	553		137		690		1,061		—	1,061
Class R-1	25		17		42		52		—	52
Class R-2	262		202		464		553		—	553
Class R-2E	3		1		4		—	*	—	—	*
Class R-3	679		251		930		1,380		—	1,380
Class R-4	667		182		849		1,329		—	1,329
Class R-5E†	—	*	—	*	—	*
Class R-5	237		53		290		425		—	425
Class R-6	22,483		4,933		27,416		35,890		—	35,890
Total	$73,792		$19,349		$93,141		$132,949		$—	$132,949

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Intermediate Bond Fund of America	27

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 29, 2016, the investment advisory services fee was $11,057,000, which was equivalent to an annualized rate of 0.197% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 29, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

28	Intermediate Bond Fund of America

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Intermediate Bond Fund of America	29

For the six months ended February 29, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$8,510	$4,415		$339		Not applicable
Class B	43	6		Not applicable		Not applicable
Class C	564	74		28		Not applicable
Class F-1	289	163		58		Not applicable
Class F-2	Not applicable	183		82		Not applicable
Class 529-A	408	224		90		$160
Class 529-B	5	1		—	*	—	*
Class 529-C	328	44		17		30
Class 529-E	44	5		4		8
Class 529-F-1	—	49		20		35
Class R-1	51	7		2		Not applicable
Class R-2	438	250		30		Not applicable
Class R-2E	2	—	*	—	*	Not applicable
Class R-3	367	132		37		Not applicable
Class R-4	133	57		27		Not applicable
Class R-5E†	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	9		8		Not applicable
Class R-6	Not applicable	1		704		Not applicable
Total class-specific expenses	$11,182	$5,620		$1,446		$233

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $24,000 in the fund’s statement of operations reflects $40,000 in current fees (either paid in cash or deferred) and a net decrease of $16,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

30	Intermediate Bond Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended February 29, 2016

Class A	$929,407	68,732	$52,995	3,925		$(622,530)	(46,037)	$359,872	26,620
Class B	982	72	37	2		(4,211)	(311)	(3,192)	(237)
Class C	25,886	1,914	455	34		(27,675)	(2,047)	(1,334)	(99)
Class F-1	53,197	3,933	1,745	130		(29,623)	(2,192)	25,319	1,871
Class F-2	154,894	11,462	2,706	201		(78,564)	(5,811)	79,036	5,852
Class 529-A	38,802	2,870	2,688	199		(39,052)	(2,890)	2,438	179
Class 529-B	159	12	3	—	[2]	(528)	(39)	(366)	(27)
Class 529-C	7,332	542	248	18		(9,115)	(675)	(1,535)	(115)
Class 529-E	3,085	228	117	9		(1,911)	(142)	1,291	95
Class 529-F-1	10,331	765	687	51		(8,729)	(646)	2,289	170
Class R-1	1,244	92	41	3		(2,301)	(170)	(1,016)	(75)
Class R-2	15,305	1,132	461	34		(15,073)	(1,115)	693	51
Class R-2E	3,414	253	4	—	[2]	(29)	(2)	3,389	251
Class R-3	22,740	1,681	922	68		(24,700)	(1,826)	(1,038)	(77)
Class R-4	21,798	1,613	845	63		(16,696)	(1,234)	5,947	442
Class R-5E3	10	1	—	—		—	—	10	1
Class R-5	6,118	453	290	21		(4,660)	(345)	1,748	129
Class R-6	412,824	30,503	27,419	2,031		(168,631)	(12,510)	271,612	20,024
Total net increase (decrease)	$1,707,528	126,258	$91,663	6,789		$(1,054,028)	(77,992)	$745,163	55,055

Intermediate Bond Fund of America	31

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended August 31, 2015

Class A	$1,568,211	115,628	$77,819	5,734	$(1,274,965)	(94,020)	$371,065	27,342
Class B	1,733	128	67	5	(9,987)	(737)	(8,187)	(604)
Class C	29,380	2,166	564	42	(58,984)	(4,352)	(29,040)	(2,144)
Class F-1	66,049	4,871	2,748	203	(159,930)	(11,820)	(91,133)	(6,746)
Class F-2	129,365	9,555	3,563	262	(379,053)	(28,050)	(246,125)	(18,233)
Class 529-A	73,569	5,425	4,212	310	(82,160)	(6,061)	(4,379)	(326)
Class 529-B	359	26	5	1	(1,354)	(100)	(990)	(73)
Class 529-C	13,725	1,012	278	21	(21,647)	(1,597)	(7,644)	(564)
Class 529-E	4,495	332	168	12	(4,560)	(336)	103	8
Class 529-F-1	22,790	1,682	1,057	78	(18,563)	(1,369)	5,284	391
Class R-1	2,961	219	52	4	(2,904)	(215)	109	8
Class R-2	29,221	2,155	549	40	(39,027)	(2,879)	(9,257)	(684)
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	42,436	3,129	1,366	101	(47,885)	(3,531)	(4,083)	(301)
Class R-4	30,452	2,247	1,322	97	(36,734)	(2,709)	(4,960)	(365)
Class R-5	14,117	1,041	422	31	(8,233)	(606)	6,306	466
Class R-6	1,107,234	81,673	35,885	2,643	(103,577)	(7,636)	1,039,542	76,680
Total net increase (decrease)	$3,136,097	231,289	$130,077	9,584	$(2,249,563)	(166,018)	$1,016,611	74,855

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

32	Intermediate Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,828,535,000 and $8,586,198,000, respectively, during the six months ended February 29, 2016.

Intermediate Bond Fund of America	33

Financial highlights

		Income (loss) from investment operations[1]
				Net gains
	Net asset			(losses) on
	value,	Net		securities (both	Total from
	beginning	investment		realized and	investment
	of period	income		unrealized)	operations
Class A:
Six months ended 2/29/2016[4,5]	$13.53	$.06		$.07	$.13
Year ended 8/31/2015	13.56	.15		(.01)	.14
Year ended 8/31/2014	13.40	.17		.16	.33
Year ended 8/31/2013	13.79	.17		(.37)	(.20)
Year ended 8/31/2012	13.66	.24		.15	.39
Year ended 8/31/2011	13.65	.30		.02	.32
Class B:
Six months ended 2/29/2016[4,5]	13.53	.01		.07	.08
Year ended 8/31/2015	13.56	.05		(.01)	.04
Year ended 8/31/2014	13.40	.07		.16	.23
Year ended 8/31/2013	13.79	.07		(.37)	(.30)
Year ended 8/31/2012	13.66	.13		.15	.28
Year ended 8/31/2011	13.65	.19		.02	.21
Class C:
Six months ended 2/29/2016[4,5]	13.53	—	[8]	.07	.07
Year ended 8/31/2015	13.56	.04		(.01)	.03
Year ended 8/31/2014	13.40	.07		.16	.23
Year ended 8/31/2013	13.79	.06		(.37)	(.31)
Year ended 8/31/2012	13.66	.13		.15	.28
Year ended 8/31/2011	13.65	.19		.02	.21
Class F-1:
Six months ended 2/29/2016[4,5]	13.53	.05		.07	.12
Year ended 8/31/2015	13.56	.14		(.01)	.13
Year ended 8/31/2014	13.40	.17		.16	.33
Year ended 8/31/2013	13.79	.17		(.37)	(.20)
Year ended 8/31/2012	13.66	.23		.15	.38
Year ended 8/31/2011	13.65	.29		.02	.31
Class F-2:
Six months ended 2/29/2016[4,5]	13.53	.07		.07	.14
Year ended 8/31/2015	13.56	.18		(.01)	.17
Year ended 8/31/2014	13.40	.21		.16	.37
Year ended 8/31/2013	13.79	.20		(.37)	(.17)
Year ended 8/31/2012	13.66	.27		.15	.42
Year ended 8/31/2011	13.65	.33		.02	.35
Class 529-A:
Six months ended 2/29/2016[4,5]	13.53	.05		.07	.12
Year ended 8/31/2015	13.56	.14		(.01)	.13
Year ended 8/31/2014	13.40	.16		.16	.32
Year ended 8/31/2013	13.79	.16		(.37)	(.21)
Year ended 8/31/2012	13.66	.22		.15	.37
Year ended 8/31/2011	13.65	.29		.02	.31

34	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income (loss) to average net assets[2]

$(.08)	$(.03)	$(.11)	$13.55	.95%[6]	$7,020	.60%[7]		.60%[7]		.81%[7]
(.17)	—	(.17)	13.53	1.02	6,650	.61		.61		1.12
(.17)	—	(.17)	13.56	2.50	6,296	.61		.61		1.29
(.19)	—	(.19)	13.40	(1.46)	6,416	.60		.60		1.26
(.26)	—	(.26)	13.79	2.86	6,884	.61		.61		1.76
(.31)	—	(.31)	13.66	2.36	6,436	.60		.60		2.18

(.03)	(.03)	(.06)	13.55	.58 [6]	7	1.35	[7]	1.35	[7]	.08	[7]
(.07)	—	(.07)	13.53	.29	10	1.34		1.34		.36
(.07)	—	(.07)	13.56	1.75	18	1.35		1.35		.55
(.09)	—	(.09)	13.40	(2.20)	35	1.35		1.35		.52
(.15)	—	(.15)	13.79	2.10	62	1.35		1.35		1.04
(.20)	—	(.20)	13.66	1.60	96	1.36		1.36		1.44

(.02)	(.03)	(.05)	13.55	.56 [6]	115	1.39	[7]	1.39	[7]	.03	[7]
(.06)	—	(.06)	13.53	.24	116	1.39		1.39		.32
(.07)	—	(.07)	13.56	1.70	146	1.40		1.40		.50
(.08)	—	(.08)	13.40	(2.24)	203	1.40		1.40		.47
(.15)	—	(.15)	13.79	2.05	296	1.40		1.40		.98
(.20)	—	(.20)	13.66	1.55	335	1.41		1.41		1.39

(.07)	(.03)	(.10)	13.55	.92 [6]	250	.65	[7]	.65	[7]	.76	[7]
(.16)	—	(.16)	13.53	.97	225	.66		.66		1.07
(.17)	—	(.17)	13.56	2.46	317	.65		.65		1.25
(.19)	—	(.19)	13.40	(1.49)	574	.64		.64		1.23
(.25)	—	(.25)	13.79	2.80	585	.67		.67		1.70
(.30)	—	(.30)	13.66	2.31	550	.65		.65		2.13

(.09)	(.03)	(.12)	13.55	1.06 [6]	374	.37	[7]	.37	[7]	1.03	[7]
(.20)	—	(.20)	13.53	1.25	294	.39		.39		1.35
(.21)	—	(.21)	13.56	2.74	542	.37		.37		1.51
(.22)	—	(.22)	13.40	(1.24)	172	.39		.39		1.49
(.29)	—	(.29)	13.79	3.13	290	.35		.35		2.01
(.34)	—	(.34)	13.66	2.63	282	.34		.34		2.44

(.07)	(.03)	(.10)	13.55	.90 [6]	365	.70	[7]	.70	[7]	.72	[7]
(.16)	—	(.16)	13.53	.93	362	.70		.70		1.03
(.16)	—	(.16)	13.56	2.41	367	.70		.70		1.19
(.18)	—	(.18)	13.40	(1.55)	385	.70		.70		1.16
(.24)	—	(.24)	13.79	2.76	398	.70		.70		1.66
(.30)	—	(.30)	13.66	2.29	331	.68		.68		2.11

See page 40 for footnotes.

Intermediate Bond Fund of America	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 2/29/2016[4,5]	$13.53	$—	[8]	$.07	$.07
Year ended 8/31/2015	13.56	.03		(.01)	.02
Year ended 8/31/2014	13.40	.06		.16	.22
Year ended 8/31/2013	13.79	.05		(.37)	(.32)
Year ended 8/31/2012	13.66	.12		.15	.27
Year ended 8/31/2011	13.65	.18		.02	.20
Class 529-C:
Six months ended 2/29/2016[4,5]	13.53	—	[8]	.07	.07
Year ended 8/31/2015	13.56	.03		(.01)	.02
Year ended 8/31/2014	13.40	.06		.16	.22
Year ended 8/31/2013	13.79	.05		(.37)	(.32)
Year ended 8/31/2012	13.66	.12		.15	.27
Year ended 8/31/2011	13.65	.18		.02	.20
Class 529-E:
Six months ended 2/29/2016[4,5]	13.53	.04		.07	.11
Year ended 8/31/2015	13.56	.11		(.01)	.10
Year ended 8/31/2014	13.40	.13		.16	.29
Year ended 8/31/2013	13.79	.13		(.37)	(.24)
Year ended 8/31/2012	13.66	.19		.15	.34
Year ended 8/31/2011	13.65	.25		.02	.27
Class 529-F-1:
Six months ended 2/29/2016[4,5]	13.53	.07		.07	.14
Year ended 8/31/2015	13.56	.17		(.01)	.16
Year ended 8/31/2014	13.40	.19		.16	.35
Year ended 8/31/2013	13.79	.19		(.37)	(.18)
Year ended 8/31/2012	13.66	.25		.15	.40
Year ended 8/31/2011	13.65	.32		.02	.34
Class R-1:
Six months ended 2/29/2016[4,5]	13.53	—	[8]	.07	.07
Year ended 8/31/2015	13.56	.04		(.01)	.03
Year ended 8/31/2014	13.40	.07		.16	.23
Year ended 8/31/2013	13.79	.06		(.37)	(.31)
Year ended 8/31/2012	13.66	.13		.15	.28
Year ended 8/31/2011	13.65	.19		.02	.21
Class R-2:
Six months ended 2/29/2016[4,5]	13.53	—	[8]	.07	.07
Year ended 8/31/2015	13.56	.04		(.01)	.03
Year ended 8/31/2014	13.40	.07		.16	.23
Year ended 8/31/2013	13.79	.07		(.37)	(.30)
Year ended 8/31/2012	13.66	.13		.15	.28
Year ended 8/31/2011	13.65	.19		.02	.21

36	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income (loss) to average net assets[2]

$(.02)	$(.03)	$(.05)	$13.55	.52%[6]	$1	1.49%[7]		1.49%[7]		(.05)%[7]
(.05)	—	(.05)	13.53	.16	1	1.46		1.46		.23
(.06)	—	(.06)	13.56	1.62	2	1.48		1.48		.42
(.07)	—	(.07)	13.40	(2.32)	4	1.48		1.48		.39
(.14)	—	(.14)	13.79	1.96	9	1.48		1.48		.90
(.19)	—	(.19)	13.66	1.48	13	1.47		1.47		1.32

(.02)	(.03)	(.05)	13.55	.52 [6]	66	1.46	[7]	1.46	[7]	(.05)[7]
(.05)	—	(.05)	13.53	.17	68	1.46		1.46		.26
(.06)	—	(.06)	13.56	1.62	76	1.47		1.47		.42
(.07)	—	(.07)	13.40	(2.31)	87	1.47		1.47		.40
(.14)	—	(.14)	13.79	1.97	104	1.47		1.47		.89
(.19)	—	(.19)	13.66	1.49	92	1.46		1.46		1.32

(.06)	(.03)	(.09)	13.55	.80 [6]	19	.90	[7]	.90	[7]	.52	[7]
(.13)	—	(.13)	13.53	.72	18	.91		.91		.81
(.13)	—	(.13)	13.56	2.18	18	.92		.92		.97
(.15)	—	(.15)	13.40	(1.78)	19	.93		.93		.93
(.21)	—	(.21)	13.79	2.51	20	.94		.94		1.42
(.26)	—	(.26)	13.66	2.00	16	.96		.96		1.83

(.09)	(.03)	(.12)	13.55	1.01 [6]	82	.47	[7]	.47	[7]	.94	[7]
(.19)	—	(.19)	13.53	1.17	79	.47		.47		1.26
(.19)	—	(.19)	13.56	2.64	74	.48		.48		1.42
(.21)	—	(.21)	13.40	(1.33)	76	.47		.47		1.39
(.27)	—	(.27)	13.79	3.00	78	.47		.47		1.89
(.33)	—	(.33)	13.66	2.50	66	.46		.46		2.32

(.02)	(.03)	(.05)	13.55	.56 [6]	10	1.38	[7]	1.38	[7]	.04	[7]
(.06)	—	(.06)	13.53	.25	11	1.38		1.38		.35
(.07)	—	(.07)	13.56	1.70	11	1.39		1.39		.50
(.08)	—	(.08)	13.40	(2.23)	12	1.39		1.39		.48
(.15)	—	(.15)	13.79	2.05	17	1.39		1.39		.97
(.20)	—	(.20)	13.66	1.54	15	1.41		1.41		1.37

(.02)	(.03)	(.05)	13.55	.54 [6]	119	1.43	[7]	1.43	[7]	(.01)[7]
(.06)	—	(.06)	13.53	.23	118	1.40		1.40		.32
(.07)	—	(.07)	13.56	1.69	128	1.40		1.40		.49
(.09)	—	(.09)	13.40	(2.20)	142	1.36		1.36		.51
(.15)	—	(.15)	13.79	2.06	164	1.39		1.39		.98
(.20)	—	(.20)	13.66	1.55	161	1.41		1.40		1.38

See page 40 for footnotes.

Intermediate Bond Fund of America	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 2/29/2016[4,5]	$13.52	$.04	$.07	$.11
Year ended 8/31/2015	13.56	.16	(.01)	.15
Period from 8/29/2014 to 8/31/2014[5,11]	13.56	—	—	—
Class R-3:
Six months ended 2/29/2016[4,5]	13.53	.03	.07	.10
Year ended 8/31/2015	13.56	.11	(.01)	.10
Year ended 8/31/2014	13.40	.13	.16	.29
Year ended 8/31/2013	13.79	.12	(.37)	(.25)
Year ended 8/31/2012	13.66	.19	.15	.34
Year ended 8/31/2011	13.65	.25	.02	.27
Class R-4:
Six months ended 2/29/2016[4,5]	13.53	.06	.07	.13
Year ended 8/31/2015	13.56	.15	(.01)	.14
Year ended 8/31/2014	13.40	.17	.16	.33
Year ended 8/31/2013	13.79	.17	(.37)	(.20)
Year ended 8/31/2012	13.66	.23	.15	.38
Year ended 8/31/2011	13.65	.29	.02	.31
Class R-5E:
Period from 11/20/2015 to 2/29/2016[4,5,12]	13.49	.06	.07	.13
Class R-5:
Six months ended 2/29/2016[4,5]	13.53	.08	.07	.15
Year ended 8/31/2015	13.56	.19	(.01)	.18
Year ended 8/31/2014	13.40	.21	.16	.37
Year ended 8/31/2013	13.79	.21	(.37)	(.16)
Year ended 8/31/2012	13.66	.27	.15	.42
Year ended 8/31/2011	13.65	.33	.02	.35
Class R-6:
Six months ended 2/29/2016[4,5]	13.53	.08	.07	.15
Year ended 8/31/2015	13.56	.19	(.01)	.18
Year ended 8/31/2014	13.40	.22	.16	.38
Year ended 8/31/2013	13.79	.22	(.37)	(.15)
Year ended 8/31/2012	13.66	.28	.15	.43
Year ended 8/31/2011	13.65	.34	.02	.36

	Six months ended February 29,	Year ended August 31
Portfolio turnover rate for all share classes[13]	2016[4,5,6]	2015	2014	2013	2012	2011
Including mortgage dollar roll transactions	103%	192%	165%	199%	146%	80%
Excluding mortgage dollar roll transactions	51%	96%	Not available

See Notes to Financial Statements

38	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income (loss) to average net assets[2]

$(.06)	$(.03)	$(.09)	$13.54	.86%[6]		$3		.94%[7]		.94%[7]		.33%[7]
(.19)	—	(.19)	13.52	1.09	[9]	—	[10]	.55	[9]	.55	[9]	1.17	[9]
—	—	—	13.56	—		—	[10]	—		—		—

(.05)	(.03)	(.08)	13.55	.78	[6]	148		.94	[7]	.94	[7]	.48	[7]
(.13)	—	(.13)	13.53	.70		149		.93		.93		.79
(.13)	—	(.13)	13.56	2.16		153		.95		.95		.94
(.14)	—	(.14)	13.40	(1.79)		161		.95		.95		.92
(.21)	—	(.21)	13.79	2.49		175		.96		.96		1.41
(.26)	—	(.26)	13.66	1.99		169		.97		.97		1.81

(.08)	(.03)	(.11)	13.55	.94	[6]	113		.62	[7]	.62	[7]	.80	[7]
(.17)	—	(.17)	13.53	1.02		107		.61		.61		1.11
(.17)	—	(.17)	13.56	2.48		112		.63		.63		1.27
(.19)	—	(.19)	13.40	(1.48)		116		.63		.63		1.24
(.25)	—	(.25)	13.79	2.83		135		.63		.63		1.74
(.30)	—	(.30)	13.66	2.32		120		.65		.65		2.14

(.04)	(.03)	(.07)	13.55	1.00	[6]	—	[10]	.12	[6]	.12	[6]	.24	[6]

(.10)	(.03)	(.13)	13.55	1.09	[6]	32		.32	[7]	.32	[7]	1.10	[7]
(.21)	—	(.21)	13.53	1.32		30		.32		.32		1.41
(.21)	—	(.21)	13.56	2.79		24		.33		.33		1.57
(.23)	—	(.23)	13.40	(1.18)		42		.33		.33		1.54
(.29)	—	(.29)	13.79	3.13		50		.34		.34		2.03
(.34)	—	(.34)	13.66	2.62		47		.35		.35		2.44

(.10)	(.03)	(.13)	13.55	1.12	[6]	2,980		.26	[7]	.26	[7]	1.15	[7]
(.21)	—	(.21)	13.53	1.36		2,704		.27		.27		1.47
(.22)	—	(.22)	13.56	2.84		1,671		.27		.27		1.61
(.24)	—	(.24)	13.40	(1.13)		862		.27		.27		1.58
(.30)	—	(.30)	13.79	3.19		447		.28		.28		2.08
(.35)	—	(.35)	13.66	2.68		339		.30		.30		2.49

See page 40 for footnotes.

Intermediate Bond Fund of America	39

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Unaudited.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class R-2E shares were offered beginning August 29, 2014.
[12]	Class R-5E shares were offered beginning November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

40	Intermediate Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2015, through February 29, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Intermediate Bond Fund of America	41

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	9/1/2015	2/29/2016	during period*	expense ratio
Class A - actual return	$1,000.00	$1,009.48	$3.00	.60%
Class A - assumed 5% return	1,000.00	1,021.88	3.02	.60
Class B - actual return	1,000.00	1,005.79	6.73	1.35
Class B - assumed 5% return	1,000.00	1,018.15	6.77	1.35
Class C - actual return	1,000.00	1,005.60	6.93	1.39
Class C - assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class F-1 - actual return	1,000.00	1,009.22	3.25	.65
Class F-1 - assumed 5% return	1,000.00	1,021.63	3.27	.65
Class F-2 - actual return	1,000.00	1,010.63	1.85	.37
Class F-2 - assumed 5% return	1,000.00	1,023.02	1.86	.37
Class 529-A - actual return	1,000.00	1,008.99	3.50	.70
Class 529-A - assumed 5% return	1,000.00	1,021.38	3.52	.70
Class 529-B - actual return	1,000.00	1,005.15	7.43	1.49
Class 529-B - assumed 5% return	1,000.00	1,017.45	7.47	1.49
Class 529-C - actual return	1,000.00	1,005.25	7.28	1.46
Class 529-C - assumed 5% return	1,000.00	1,017.60	7.32	1.46
Class 529-E - actual return	1,000.00	1,008.00	4.49	.90
Class 529-E - assumed 5% return	1,000.00	1,020.39	4.52	.90
Class 529-F-1 - actual return	1,000.00	1,010.13	2.35	.47
Class 529-F-1 - assumed 5% return	1,000.00	1,022.53	2.36	.47
Class R-1 - actual return	1,000.00	1,005.63	6.88	1.38
Class R-1 - assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class R-2 - actual return	1,000.00	1,005.41	7.13	1.43
Class R-2 - assumed 5% return	1,000.00	1,017.75	7.17	1.43
Class R-2E - actual return	1,000.00	1,008.59	4.69	.94
Class R-2E - assumed 5% return	1,000.00	1,020.19	4.72	.94
Class R-3 - actual return	1,000.00	1,007.81	4.69	.94
Class R-3 - assumed 5% return	1,000.00	1,020.19	4.72	.94
Class R-4 - actual return	1,000.00	1,009.41	3.10	.62
Class R-4 - assumed 5% return	1,000.00	1,021.78	3.12	.62
Class R-5E - actual return†	1,000.00	1,009.99	1.25	.45
Class R-5E - assumed 5% return†	1,000.00	1,022.63	2.26	.45
Class R-5 - actual return	1,000.00	1,010.91	1.60	.32
Class R-5 - assumed 5% return	1,000.00	1,023.27	1.61	.32
Class R-6 - actual return	1,000.00	1,011.20	1.30	.26
Class R-6 - assumed 5% return	1,000.00	1,023.57	1.31	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 182 days.

42	Intermediate Bond Fund of America

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Intermediate Bond Fund of America	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Intermediate Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 29, 2016, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio
February 29, 2016
unaudited
Bonds, notes & other debt instruments 96.56% U.S. Treasury bonds & notes 61.43% U.S. Treasury 49.46%	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2016	$150,000	$150,024
U.S. Treasury 0.625% 2016	15,000	14,998
U.S. Treasury 0.875% 2016[1]	30,250	30,307
U.S. Treasury 5.125% 2016	96,500	97,450
U.S. Treasury 7.50% 2016	40,000	41,941
U.S. Treasury 0.875% 2017[1]	130,000	130,231
U.S. Treasury 0.875% 2017[1]	90,000	90,182
U.S. Treasury 0.875% 2017[1]	13,600	13,623
U.S. Treasury 0.875% 2017	5,250	5,260
U.S. Treasury 1.00% 2017	197,950	198,572
U.S. Treasury 1.00% 2018	125,000	125,498
U.S. Treasury 1.50% 2019	542,500	550,708
U.S. Treasury 1.50% 2019	159,000	161,455
U.S. Treasury 1.50% 2019	29,950	30,452
U.S. Treasury 1.625% 2019	535,300	546,407
U.S. Treasury 1.625% 2019	231,500	236,024
U.S. Treasury 1.625% 2019	140,000	142,867
U.S. Treasury 1.625% 2019	20,000	20,416
U.S. Treasury 1.75% 2019	44,000	45,078
U.S. Treasury 3.625% 2019	129,500	140,928
U.S. Treasury 1.25% 2020	245,500	246,700
U.S. Treasury 1.25% 2020	10,100	10,145
U.S. Treasury 1.375% 2020	198,646	200,021
U.S. Treasury 1.375% 2020	182,067	183,354
U.S. Treasury 1.375% 2020	123,750	124,809
U.S. Treasury 1.375% 2020	32,500	32,760
U.S. Treasury 1.375% 2020	21,000	21,194
U.S. Treasury 1.50% 2020	131,700	133,465
U.S. Treasury 1.625% 2020	177,000	180,237
U.S. Treasury 1.625% 2020	122,000	124,335
U.S. Treasury 1.625% 2020	110,650	112,674
U.S. Treasury 1.75% 2020	236,410	242,126
U.S. Treasury 1.75% 2020	9,000	9,210
U.S. Treasury 2.125% 2020	19,950	20,739
U.S. Treasury 2.625% 2020	25,000	26,567
U.S. Treasury 3.50% 2020	16,400	17,955
U.S. Treasury 8.75% 2020	15,000	19,654
U.S. Treasury 1.125% 2021	515,000	512,646
U.S. Treasury 1.375% 2021	339,250	341,475
U.S. Treasury 3.625% 2021	5,400	6,009
U.S. Treasury 8.00% 2021	20,000	27,293
U.S. Treasury 1.875% 2022	21,900	22,418
U.S. Treasury 1.875% 2022	21,500	22,033
U.S. Treasury 2.00% 2022	36,300	37,447
U.S. Treasury 1.75% 2023	21,750	22,077
U.S. Treasury 7.125% 2023	15,000	20,591
Intermediate Bond Fund of America — Page 1 of 15

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2025	$135,650	$138,645
U.S. Treasury 2.125% 2025	23,500	24,277
U.S. Treasury 2.25% 2025	130,000	135,763
		5,789,040
U.S. Treasury inflation-protected securities 11.97%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	21,434	21,445
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	308,090	310,905
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	141,616	140,017
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	160,562	164,870
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	38,950	38,651
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	48,080	48,380
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	124,867	146,946
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	203,092	209,279
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	2,980	3,448
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	1,177	1,466
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	73,318	68,498
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	81,179	73,300
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	35,525	38,377
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	146,131	135,794
		1,401,376
Total U.S. Treasury bonds & notes		7,190,416
Corporate bonds & notes 16.44% Financials 5.84%
ACE INA Holdings Inc. 2.30% 2020	3,075	3,095
ACE INA Holdings Inc. 2.875% 2022	2,760	2,812
ACE INA Holdings Inc. 3.35% 2026	1,060	1,087
American Campus Communities, Inc. 3.35% 2020	10,000	10,166
American Express Co. 6.15% 2017	2,900	3,085
American Express Co. 1.208% 2018[3]	15,000	14,884
Bank of America Corp. 3.75% 2016	10,000	10,097
Bank of America Corp. 5.75% 2017	5,070	5,379
Bank of America Corp. 2.625% 2020	14,500	14,391
Bank of America Corp. 5.625% 2020	7,000	7,755
Bank of America Corp. 4.45% 2026	3,000	3,000
Bank of America Corp., Series L, 3.625% 2016	5,745	5,752
Bank of New York Mellon Corp. 2.50% 2021	15,000	15,145
Bank of Nova Scotia 1.95% 2019	10,000	10,063
Bank of Nova Scotia 4.50% 2025	5,000	4,917
Bank of Tokyo-Mitsubishi, Ltd., 2.75% 2020[4]	6,850	6,952
Barclays Bank PLC 6.05% 2017[4]	4,140	4,387
Barclays Bank PLC 3.25% 2021	10,750	10,395
Barclays Bank PLC 3.65% 2025	10,010	9,219
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,555
Berkshire Hathaway Inc. 1.55% 2018	15,000	15,112
BNP Paribas 5.00% 2021	8,000	8,895
Boston Properties, Inc. 3.65% 2026	4,000	4,059
BPCE SA group 5.15% 2024[4]	5,300	5,219
Capital One Bank 1.15% 2016	5,000	4,994
Charles Schwab Corp. 3.45% 2026	2,921	3,035
Citigroup Inc. 3.953% 2016	5,535	5,578
Credit Agricole SA 4.375% 2025[4]	3,025	2,889
Intermediate Bond Fund of America — Page 2 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 3.125% 2020[4]	$15,000	$14,745
Credit Suisse Group AG 3.00% 2021	10,500	10,519
Credit Suisse Group AG 3.80% 2022	5,784	5,677
Credit Suisse Group AG 3.75% 2025	4,223	3,997
DDR Corp. 4.25% 2026	1,835	1,825
Developers Diversified Realty Corp. 9.625% 2016	1,400	1,404
Developers Diversified Realty Corp. 7.875% 2020	1,500	1,804
EPR Properties 4.50% 2025	3,000	2,925
ERP Operating LP 5.75% 2017	8,803	9,237
Goldman Sachs Group, Inc. 2.339% 2021[3]	6,565	6,622
Goldman Sachs Group, Inc. 2.875% 2021	16,285	16,332
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,954
Goldman Sachs Group, Inc. 3.625% 2023	6,100	6,215
Goldman Sachs Group, Inc. 3.75% 2026	5,000	5,054
Hospitality Properties Trust 6.30% 2016	6,340	6,346
Hospitality Properties Trust 6.70% 2018	11,450	12,011
Host Hotels & Resorts LP 4.50% 2026	2,000	1,997
HSBC Finance Corp. 0.844% 2016[3]	4,400	4,398
HSBC Holdings PLC 4.00% 2022	2,950	3,072
HSBC Holdings PLC 4.25% 2025	15,000	14,566
Intercontinentalexchange, Inc. 4.00% 2023	3,000	3,153
Intesa Sanpaolo SpA 5.017% 2024[4]	5,935	5,463
JPMorgan Chase & Co. 2.25% 2020	5,000	4,992
JPMorgan Chase & Co. 2.55% 2020	9,980	10,009
JPMorgan Chase & Co. 2.75% 2020	6,320	6,393
JPMorgan Chase & Co. 2.55% 2021	7,750	7,746
Kimco Realty Corp. 5.70% 2017	5,500	5,749
Kimco Realty Corp. 3.40% 2022	545	552
Kimco Realty Corp., Series C, 5.783% 2016	8,500	8,512
MetLife Global Funding I 2.30% 2019[4]	4,720	4,743
MetLife Global Funding I 2.00% 2020[4]	830	817
MetLife Global Funding I 2.50% 2020[4]	7,500	7,480
Morgan Stanley 3.80% 2016	3,325	3,341
Morgan Stanley 2.125% 2018	10,000	10,002
Morgan Stanley 3.875% 2026	11,115	11,445
New York Life Global Funding 1.55% 2018[4]	10,000	9,965
New York Life Global Funding 2.10% 2019[4]	7,000	7,068
New York Life Global Funding 1.95% 2020[4]	7,200	7,175
Nordea Bank AB 3.125% 2017[4]	5,000	5,097
Nordea Bank AB 1.875% 2018[4]	8,575	8,572
Northern Trust Corp. 5.85% 2017[4]	12,750	13,596
PNC Bank 2.40% 2019	3,260	3,307
PNC Financial Services Group, Inc. 2.854% 2022	5,000	4,997
PRICOA Global Funding I 1.35% 2017[4]	6,000	5,971
PRICOA Global Funding I 2.55% 2020[4]	10,000	10,053
Prologis, Inc. 3.35% 2021	1,000	1,030
Prologis, Inc. 3.75% 2025	2,190	2,237
QBE Insurance Group Ltd. 2.40% 2018[4]	2,300	2,304
Rabobank Nederland 2.50% 2021	19,475	19,518
Rabobank Nederland 4.625% 2023	10,000	10,217
Rabobank Nederland 4.375% 2025	7,500	7,557
Royal Bank of Scotland PLC 4.375% 2016	5,000	5,006
Scentre Group 3.25% 2025[4]	1,500	1,451
Scentre Group 3.50% 2025[4]	3,500	3,483
Intermediate Bond Fund of America — Page 3 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Simon Property Group, LP 2.50% 2021	$5,640	$5,689
Svenska Handelsbanken AB 1.625% 2018	12,500	12,469
TD Ameritrade Holding Co. 2.95% 2022	6,430	6,537
UBS Group AG 4.125% 2025[4]	7,500	7,477
Unum Group 5.625% 2020	1,100	1,207
Unum Group 3.875% 2025	3,895	3,701
US Bancorp 2.35% 2021	2,780	2,810
WEA Finance LLC 2.70% 2019[4]	13,885	13,872
WEA Finance LLC 3.25% 2020[4]	12,280	12,505
WEA Finance LLC 3.75% 2024[4]	9,290	9,376
Wells Fargo & Co. 1.25% 2016	7,000	7,014
Wells Fargo & Co. 3.676% 2016	7,000	7,058
Wells Fargo & Co. 2.55% 2020	21,525	21,690
Wells Fargo & Co. 2.50% 2021	5,725	5,741
Westpac Banking Corp. 2.60% 2020	13,275	13,413
		683,177
Health care 2.91%
AbbVie Inc. 1.80% 2018	18,000	17,959
AbbVie Inc. 2.50% 2020	4,285	4,286
AbbVie Inc. 3.60% 2025	4,625	4,724
Actavis Funding SCS 3.00% 2020	14,180	14,459
Actavis Funding SCS 3.45% 2022	6,400	6,548
Actavis Funding SCS 3.80% 2025	23,000	23,726
AstraZeneca PLC 3.375% 2025	3,500	3,566
Baxalta Inc. 2.875% 2020[4]	11,575	11,343
Baxalta Inc. 4.00% 2025[4]	4,990	4,934
Becton, Dickinson and Co. 1.80% 2017	7,500	7,513
Becton, Dickinson and Co. 2.675% 2019	15,000	15,329
Biogen Inc. 2.90% 2020	14,200	14,373
Biogen Inc. 4.05% 2025	20,500	21,378
Boston Scientific Corp. 3.375% 2022	2,000	2,006
Boston Scientific Corp. 3.85% 2025	5,000	5,021
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	999
Celgene Corp. 3.875% 2025	21,380	22,085
DENTSPLY International Inc. 2.75% 2016	3,930	3,951
Eli Lilly and Co. 1.25% 2018	700	702
EMD Finance LLC 2.40% 2020[4]	11,905	11,767
EMD Finance LLC 2.95% 2022[4]	18,000	17,893
EMD Finance LLC 3.25% 2025[4]	2,750	2,699
Gilead Sciences, Inc. 3.05% 2016	6,000	6,090
Gilead Sciences, Inc. 3.25% 2022	1,750	1,817
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,463
HCA Inc. 5.25% 2025	3,500	3,614
Johnson & Johnson 1.65% 2021	19,550	19,594
Medtronic, Inc. 2.50% 2020	6,480	6,642
Merck & Co., Inc. 1.10% 2018	5,250	5,254
Novartis Securities Investment Ltd. 5.125% 2019	6,500	7,184
Roche Holdings, Inc. 0.943% 2019[3,4]	8,500	8,413
Roche Holdings, Inc. 3.35% 2024[4]	4,035	4,288
St. Jude Medical, Inc. 3.875% 2025	6,000	6,175
Thermo Fisher Scientific Inc. 1.30% 2017	7,000	6,977
UnitedHealth Group Inc. 1.875% 2016	3,650	3,674
UnitedHealth Group Inc. 2.125% 2021	5,000	5,003
Intermediate Bond Fund of America — Page 4 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
WellPoint, Inc. 2.25% 2019	$6,000	$5,969
Zimmer Holdings, Inc. 2.00% 2018	6,125	6,101
Zimmer Holdings, Inc. 2.70% 2020	14,685	14,715
Zimmer Holdings, Inc. 3.15% 2022	6,365	6,340
		340,574
Consumer staples 1.82%
Altria Group, Inc. 2.625% 2020	4,775	4,869
Altria Group, Inc. 4.75% 2021	4,000	4,433
Anheuser-Busch InBev NV 2.65% 2021	21,000	21,388
Anheuser-Busch InBev NV 3.30% 2023	16,200	16,668
Anheuser-Busch InBev NV 3.65% 2026	18,800	19,414
British American Tobacco International Finance PLC 9.50% 2018[4]	5,910	7,038
British American Tobacco International Finance PLC 2.75% 2020[4]	2,000	2,044
Coca-Cola Co. 1.80% 2016	6,500	6,535
Kraft Foods Inc. 2.25% 2017	5,000	5,040
PepsiCo, Inc. 2.50% 2016	10,000	10,037
Pernod Ricard SA 2.95% 2017[4]	14,500	14,649
Philip Morris International Inc. 1.875% 2019	2,400	2,430
Philip Morris International Inc. 1.875% 2021	8,790	8,745
Philip Morris International Inc. 2.90% 2021	8,850	9,210
Procter & Gamble Co. 1.45% 2016	2,410	2,419
Reynolds American Inc. 2.30% 2018	2,645	2,675
Reynolds American Inc. 3.25% 2020	7,355	7,657
Reynolds American Inc. 4.00% 2022	11,290	12,206
Reynolds American Inc. 4.45% 2025	28,715	31,245
SABMiller Holdings Inc. 2.45% 2017[4]	2,290	2,308
The JM Smucker Co. 2.50% 2020	400	404
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,019
Wal-Mart Stores, Inc. 5.80% 2018	740	808
WM. Wrigley Jr. Co 3.375% 2020[4]	13,000	13,425
		212,666
Consumer discretionary 1.64%
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[4]	5,000	5,016
Cox Communications, Inc. 6.25% 2018[4]	250	268
Daimler Finance NA LLC 2.70% 2020[4]	7,500	7,529
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	6,130	6,092
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	8,900	8,881
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	7,000	7,040
Ford Motor Credit Co. 1.70% 2016	7,500	7,506
Ford Motor Credit Co. 1.684% 2017	10,000	9,857
Ford Motor Credit Co. 2.943% 2019	15,000	15,043
Ford Motor Credit Co. 3.20% 2021	9,150	9,044
Ford Motor Credit Co. 4.134% 2025	2,500	2,496
Ford Motor Credit Co. 4.389% 2026	6,500	6,646
General Motors Co. 4.00% 2025	3,110	2,870
General Motors Financial Co. 4.30% 2025	9,250	8,782
Home Depot, Inc. 2.00% 2021	4,815	4,849
Hyundai Capital America 2.60% 2020[4]	5,910	5,919
Hyundai Capital Services Inc. 2.625% 2020[4]	900	898
Johnson Controls, Inc. 1.40% 2017	5,000	4,979
Marriott International, Inc., Series I, 6.375% 2017	12,500	13,209
McDonald’s Corp. 2.75% 2020	1,850	1,906
Intermediate Bond Fund of America — Page 5 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.70% 2026	$6,635	$6,940
NBCUniversal Media, LLC 2.875% 2016	7,000	7,013
Thomson Reuters Corp. 1.65% 2017	25,760	25,661
Time Warner Inc. 3.60% 2025	12,500	12,330
Toyota Motor Credit Corp. 2.15% 2020	2,000	2,027
Volkswagen International Finance NV 2.125% 2018[4]	10,000	9,684
		192,485
Utilities 1.48%
American Electric Power Co. 1.65% 2017	10,000	9,936
Berkshire Hathaway Energy Co. 2.40% 2020	2,620	2,660
CMS Energy Corp. 3.60% 2025	1,635	1,666
Consumers Energy Co. 2.85% 2022	7,500	7,668
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	518
Dominion Gas Holdings LLC 2.50% 2019	2,975	2,987
Duke Energy Corp. 3.75% 2024	16,860	17,440
E.ON International Finance BV 5.80% 2018[4]	13,000	13,986
Electricité de France SA 3.625% 2025[4]	8,490	8,604
Entergy Louisiana, LLC 3.30% 2022	1,275	1,311
Exelon Corp. 2.85% 2020	22,945	23,163
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,416
MidAmerican Energy Holdings Co. 2.00% 2018	14,350	14,383
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	765	766
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,050	4,089
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	2,500	2,596
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	11,092
Niagara Mohawk Power Corp. 3.508% 2024[4]	5,340	5,540
NV Energy, Inc 6.25% 2020	1,200	1,390
Pacific Gas and Electric Co. 3.85% 2023	12,220	13,147
PSEG Power LLC 2.75% 2016	2,810	2,830
Public Service Co. of Colorado 5.80% 2018	2,250	2,463
Puget Sound Energy, Inc., First Lien, 6.50% 2020	3,000	3,504
Southern California Edison Co. 1.845% 2022[5]	3,921	3,863
Tampa Electric Co. 2.60% 2022	3,000	2,983
Teco Finance, Inc. 4.00% 2016	6,000	6,006
Teco Finance, Inc. 5.15% 2020	3,000	3,268
		173,275
Energy 1.23%
BG Energy Capital PLC 2.875% 2016[4]	5,750	5,780
Enbridge Energy Partners, LP 5.875% 2025	5,000	4,644
Exxon Mobil Corp. 2.222% 2021	15,310	15,310
Halliburton Co. 3.80% 2025	9,000	8,529
Kinder Morgan Energy Partners, LP 3.50% 2016	7,000	7,000
Kinder Morgan Energy Partners, LP 3.50% 2021	2,230	2,013
Kinder Morgan, Inc. 3.05% 2019	3,785	3,497
Kinder Morgan, Inc. 4.30% 2025	4,980	4,512
Petróleos Mexicanos 6.375% 2021[4]	7,500	7,817
Schlumberger BV 3.00% 2020[4]	5,000	4,916
Schlumberger BV 4.00% 2025[4]	4,310	4,285
Shell International Finance BV 2.125% 2020	7,605	7,411
Shell International Finance BV 2.25% 2020	10,000	9,824
Statoil ASA 3.125% 2017	17,000	17,313
Statoil ASA 1.95% 2018	1,595	1,581
Intermediate Bond Fund of America — Page 6 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Statoil ASA 2.75% 2021	$2,120	$2,098
Total Capital Canada Ltd. 1.45% 2018	20,130	19,919
Total Capital SA 2.30% 2016	8,000	8,005
Williams Partners LP 3.60% 2022	3,000	2,359
Williams Partners LP 4.30% 2024	3,750	2,936
Williams Partners LP 4.00% 2025	5,000	3,813
		143,562
Telecommunication services 0.82%
AT&T Inc. 2.40% 2016	16,530	16,631
AT&T Inc. 2.95% 2016	8,000	8,031
AT&T Inc. 2.80% 2021	15,215	15,388
AT&T Inc. 3.40% 2025	12,500	12,282
Deutsche Telekom International Finance BV 3.125% 2016[4]	10,250	10,271
Deutsche Telekom International Finance BV 2.25% 2017[4]	11,100	11,175
Verizon Communications Inc. 2.625% 2020	21,829	22,151
		95,929
Industrials 0.44%
Atlas Copco AB 5.60% 2017[4]	4,000	4,162
Canadian National Railway Co. 5.85% 2017	7,000	7,486
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	552	575
General Electric Capital Corp. 0.964% 2016[4]	9,608	9,610
General Electric Co. 5.25% 2017	7,500	8,035
Lockheed Martin Corp. 2.50% 2020	13,460	13,712
Siemens AG 2.15% 2020[4]	2,000	2,016
Union Pacific Corp. 5.70% 2018	5,900	6,479
		52,075
Information technology 0.24%
Apple Inc. 2.25% 2021	15,000	15,268
Apple Inc. 3.25% 2026	6,470	6,684
International Business Machines Corp. 1.95% 2016	2,650	2,663
Samsung Electronics America, Inc. 1.75% 2017[4]	3,475	3,471
		28,086
Materials 0.02%
Georgia-Pacific Corp. 2.539% 2019[4]	2,500	2,496
Total corporate bonds & notes		1,924,325
Mortgage-backed obligations 9.41% Federal agency mortgage-backed obligations 6.92%
Fannie Mae 5.00% 2023[5]	887	947
Fannie Mae 9.033% 2026[5]	65	72
Fannie Mae 6.00% 2028[5]	821	938
Fannie Mae 6.00% 2028[5]	293	334
Fannie Mae 6.00% 2028[5]	271	309
Fannie Mae 6.50% 2034[5]	895	1,048
Fannie Mae 3.50% 2035[5]	24,902	26,274
Fannie Mae 7.00% 2037[5]	170	189
Fannie Mae 7.50% 2037[5]	61	69
Fannie Mae 6.50% 2039[5]	653	755
Fannie Mae 5.50% 2040[5]	1,270	1,429
Fannie Mae 5.50% 2040[5]	711	798
Intermediate Bond Fund of America — Page 7 of 15

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2046[5]	$6,334	$6,624
Fannie Mae 4.00% 2046[5]	5,529	5,778
Fannie Mae 7.00% 2047[5]	71	81
Fannie Mae, Series 2001-4, Class GA, 9.366% 2025[3,5]	70	78
Fannie Mae, Series 2001-4, Class NA, 9.736% 2025[3,5]	37	41
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[5]	416	487
Fannie Mae, Series 2001-20, Class D, 10.965% 2031[3,5]	1	1
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[5]	1,117	1,062
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[5]	2,933	2,738
Fannie Mae, Series 2007-114, Class A7, 0.636% 2037[3,5]	12,500	12,375
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	117	137
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	468	551
Freddie Mac 6.00% 2026[5]	94	107
Freddie Mac 6.00% 2026[5]	34	39
Freddie Mac 6.50% 2027[5]	629	721
Freddie Mac 3.50% 2035[5]	64,415	67,962
Freddie Mac 3.50% 2035[5]	14,950	15,785
Freddie Mac 3.50% 2035[5]	6,092	6,428
Freddie Mac 6.00% 2037[5]	903	1,045
Freddie Mac 6.00% 2037[5]	195	226
Freddie Mac 5.00% 2041[5]	592	656
Freddie Mac 4.00% 2045[5]	10,019	10,824
Freddie Mac, Series 1567, Class A, 0.731% 2023[3,5]	17	17
Freddie Mac, Series 2626, Class NG, 3.50% 2023[5]	31	32
Freddie Mac, Series T-041, Class 3-A, 5.990% 2032[3,5]	282	328
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[5]	2,591	2,424
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[5]	1,345	1,234
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[5]	340	307
Government National Mortgage Assn. 4.50% 2042[5]	51	56
Government National Mortgage Assn. 4.50% 2044[5]	4,587	4,940
Government National Mortgage Assn. 4.00% 2045[5]	54,056	57,904
Government National Mortgage Assn. 4.00% 2045[5]	18,502	19,799
Government National Mortgage Assn. 4.50% 2045[5]	147,235	158,555
Government National Mortgage Assn. 4.50% 2045[5]	46,827	50,427
Government National Mortgage Assn. 4.50% 2045[5]	37,205	40,064
Government National Mortgage Assn. 4.50% 2045[5]	35,656	38,436
Government National Mortgage Assn. 4.50% 2045[5]	31,749	34,189
Government National Mortgage Assn. 4.50% 2045[5]	30,343	32,678
Government National Mortgage Assn. 4.50% 2045[5]	11,725	12,619
Government National Mortgage Assn. 4.50% 2045[5]	6,292	6,777
Government National Mortgage Assn. 5.00% 2045[5]	5,978	6,633
Government National Mortgage Assn. 4.00% 2046[5,6]	104,175	111,264
Government National Mortgage Assn. 4.00% 2046[5,6]	13,170	14,050
Government National Mortgage Assn. 4.00% 2046[5]	6,358	6,705
Government National Mortgage Assn. 4.00% 2046[5]	406	428
Government National Mortgage Assn. 1.779% 2060[3,5]	1,639	1,662
Government National Mortgage Assn. 4.626% 2061[5]	1,309	1,375
Government National Mortgage Assn. 4.671% 2061[5]	2,613	2,753
Government National Mortgage Assn. 4.672% 2061[5]	1,914	2,020
Government National Mortgage Assn. 4.70% 2061[5]	1,719	1,802
Government National Mortgage Assn. 4.797% 2061[5]	1,148	1,197
Government National Mortgage Assn. 4.681% 2062[5]	1,929	2,054
Government National Mortgage Assn. 4.861% 2062[5]	134	141
Government National Mortgage Assn. 4.869% 2062[5]	385	405
Intermediate Bond Fund of America — Page 8 of 15

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.181% 2062[5]	$231	$245
Government National Mortgage Assn. 2.496% 2063[3,5]	5,468	5,755
Government National Mortgage Assn. 4.777% 2063[5]	156	165
Government National Mortgage Assn. 5.064% 2063[5]	270	282
Government National Mortgage Assn. 1.647% 2064[3,5]	912	923
Government National Mortgage Assn. 2.501% 2064[3,5]	7,485	7,881
Government National Mortgage Assn. 4.759% 2064[5]	1,596	1,673
Government National Mortgage Assn. 5.048% 2064[5]	1,060	1,104
Government National Mortgage Assn. 5.179% 2064[5]	1,111	1,178
Government National Mortgage Assn. 5.407% 2064[5]	488	502
Government National Mortgage Assn. 6.64% 2064[5]	5,578	5,942
Government National Mortgage Assn., Series 2012-H12, Class FT, 1.36% 2062[3,5]	3,529	3,536
		809,369
Commercial mortgage-backed securities 2.38%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3,5]	6,756	7,023
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	15,060	15,280
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,5]	9,785	9,911
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039[5]	10,873	10,924
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4,5]	1,795	1,797
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,5]	696	698
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.278% 2031[3,4,5]	16,248	15,856
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.877% 2038[3,5]	6,960	6,978
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	2,487	2,540
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	10,208	10,675
Hilton USA Trust, Series 2013-HLF, AFL, 1.429% 2030[3,4,5]	18,134	18,118
Hilton USA Trust, Series 2013-HLF, BFL, 1.929% 2030[3,4,5]	4,534	4,525
Hilton USA Trust Series 2013-HLF, CFL, 2.329% 2030[3,4,5]	6,347	6,322
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[4,5]	19,982	19,968
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[4,5]	4,250	4,241
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[4,5]	15,000	14,962
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	7,348	7,399
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,5]	1,343	1,362
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.702% 2049[3,5]	11,091	11,437
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.702% 2049[3,5]	9,757	10,039
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	2,750	2,759
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.930% 2045[3,5]	6,500	6,524
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	7,518	7,694
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[3,5]	3,000	3,053
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.158% 2045[3,5]	4,500	4,817
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.891% 2046[3,5]	3,567	3,566
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	2,436	2,465
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.887% 2049[3,5]	12,240	12,705
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	24,977	25,368
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049[5]	4,475	4,487
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[5]	15,000	15,300
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.753% 2043[3,5]	2,696	2,691
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.722% 2049[3,5]	7,500	7,687
		279,171
Intermediate Bond Fund of America — Page 9 of 15

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) 0.11%	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[5]	$178	$192
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[5]	172	188
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[5]	252	270
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[5]	622	661
Paine Webber CMO, Series O, Class 5, 9.50% 2019[5]	15	16
Station Place Securitization Trust, Series 2016-1, Class A, 1.436% 2048[3,5,7]	11,000	11,000
		12,327
Total mortgage-backed obligations		1,100,867
Asset-backed obligations 6.75%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[4,5]	8,360	8,360
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[4,5]	10,000	9,945
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4,5]	15,190	15,312
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,5]	12,500	12,418
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[4,5]	1,135	1,131
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	4,370	4,387
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[5]	3,370	3,361
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	1,260	1,258
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.911% 2023[3,4,5]	32,200	32,110
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[4,5]	1,300	1,282
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.858% 2023[3,4,5]	12,760	12,734
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[4,5]	1,790	1,790
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.868% 2019[3,4,5]	10,198	9,979
California Republic Auto Receivables Trust, Series 2015-1, Class A-3, 1.33% 2019[5]	6,145	6,144
California Republic Auto Receivables Trust, Series 2015-1, Class A-4, 1.82% 2020[5]	10,000	10,002
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,890	4,912
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.012% 2020[3,4,5,7]	55,000	54,979
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.522% 2021[3,4,5,7]	20,245	20,238
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	3,836	3,830
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	15,280	15,276
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	4,200	4,202
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[5]	217	220
Chase Issuance Trust, Series 2015-A-2, Class A, 1.59% 2020[5]	12,000	12,088
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.848% 2026[3,4,5]	1,780	1,779
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[4,5]	19,011	18,979
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[4,5]	23,386	23,385
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[4,5]	5,305	5,340
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	9,315	9,513
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[5]	2,000	2,011
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[4,5]	1,595	1,575
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,5]	800	798
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.872% 2023[3,4,5]	16,700	16,639
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4,5]	3,078	3,067
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,5]	3,702	3,683
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[4,5]	7,383	7,336
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	2,445	2,441
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[5]	20,764	20,744
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,5]	1,980	2,007
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,5]	3,460	3,474
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,5]	3,735	3,773
Intermediate Bond Fund of America — Page 10 of 15

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[4,5]	$3,820	$3,872
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[5]	1,940	1,952
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[5]	108	110
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.829% 2028[3,4,5]	6,271	6,274
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,5]	22,000	21,986
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4,5]	32,000	31,409
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,5]	3,145	3,209
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,5]	12,986	13,196
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[5]	22,245	22,228
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[5]	3,740	3,737
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[5]	1,686	1,716
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.762% 2023[3,4,5]	6,320	6,309
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.898% 2023[3,4,5]	30,000	29,920
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[4,5]	1,425	1,403
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	25,506	25,471
Mountain View Funding, Series 2006-1-A, Class A-1, CLO, 0.882% 2019[3,4,5]	7,381	7,341
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.891% 2023[3,4,5]	22,096	21,966
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.910% 2025[3,4,5]	50,000	49,148
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[3,5]	1,117	1,024
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-3, 5.715% 2037[3,5]	2,931	2,684
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[5]	4,720	4,717
Santander Drive Auto Receivables Trust, Series 2013-1, Class C, 1.76% 2019[5]	14,345	14,371
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[5]	10,000	10,020
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[5]	13,000	13,010
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[5]	17,600	17,665
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[4,5]	885	897
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 2020[5]	10,050	10,056
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	14,705	14,757
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[5]	18,130	18,282
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[5]	17,510	17,741
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[5]	16,140	16,130
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	10,725	10,644
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[5]	6,362	6,359
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[5]	5,500	5,444
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	2,825	2,823
		790,373
Bonds & notes of governments & government agencies outside the U.S. 1.44%
Bermuda Government 5.603% 2020[4]	7,000	7,707
Bermuda Government 5.603% 2020	3,346	3,684
Bermuda Government 4.854% 2024[4]	6,825	7,030
Bermuda Government 4.854% 2024	2,100	2,163
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	9,090	10,010
Chilean Government 3.125% 2026	5,000	5,050
Colombia (Republic of) Global 4.50% 2026	5,000	4,850
Indonesia (Republic of) 4.125% 2025[4]	10,000	9,935
Indonesia (Republic of) 4.75% 2026[4]	6,500	6,727
Lithuania (Republic of) 7.375% 2020	15,000	17,744
Netherlands Government 1.00% 2017	10,000	10,022
Polish Government 6.375% 2019	2,825	3,226
Intermediate Bond Fund of America — Page 11 of 15

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Polish Government 3.00% 2023	$10,000	$10,113
Spanish Government 4.00% 2018[4]	20,000	20,934
United Mexican States Government Global 3.60% 2025	15,000	14,962
United Mexican States Government Global 4.125% 2026	17,250	17,785
United Mexican States Government Global, Series A, 4.00% 2023	16,000	16,496
		168,438
Federal agency bonds & notes 0.89%
CoBank, ACB 1.112% 2022[3,4]	935	888
Fannie Mae 0.50% 2016	14,630	14,628
Fannie Mae 1.875% 2018	25,110	25,702
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,070	1,121
Federal Home Loan Bank 5.375% 2016	1,420	1,456
Federal Home Loan Bank 1.75% 2018	25,000	25,499
Freddie Mac 0.75% 2018	10,000	9,965
Freddie Mac 1.25% 2019	25,000	25,045
		104,304
Municipals 0.20%
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, 2016-A, 2.638% 2021	10,000	10,086
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	7,500	7,343
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	5,500	5,641
		23,070
Total bonds, notes & other debt instruments (cost: $11,173,642,000)		11,301,793
Preferred securities 0.02% U.S. government agency securities 0.02%	Shares
CoBank, ACB, Class E, noncumulative[4]	4,000	2,667
Total preferred securities (cost: $3,985,000)		2,667
Short-term securities 4.56%	Principal amount (000)
Fannie Mae 0.41% due 6/13/2016	$50,000	49,940
Federal Home Loan Bank 0.18%–0.53% due 3/21/2016–8/8/2016	371,700	371,417
Qualcomm Inc. 0.50% due 5/18/2016[4]	24,600	24,577
U.S. Treasury Bills 0.24%–0.31% due 3/24/2016–5/19/2016	87,100	87,061
Total short-term securities (cost: $532,976,000)		532,995
Total investment securities 101.14% (cost: $11,710,603,000)		11,837,455
Other assets less liabilities (1.14)%		(133,502)
Net assets 100.00%		$11,703,953
Intermediate Bond Fund of America — Page 12 of 15

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,226,829,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 2/29/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$544,000	$767
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	356,000	488
Receive	LCH	3-month USD-LIBOR	0.88144	11/9/2017	94,000	115
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	57,000	134
Receive	LCH	3-month USD-LIBOR	1.1005	12/22/2017	153,000	777
Receive	LCH	3-month USD-LIBOR	1.061	1/11/2018	83,000	363
Receive	LCH	3-month USD-LIBOR	0.979	1/15/2018	98,000	278
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	100,000	(248)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	100,000	(244)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	150,000	2,707
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	125,000	3,162
Receive	LCH	3-month USD-LIBOR	1.814	7/29/2019	125,000	3,554
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	112,000	3,216
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	120,000	3,364
Receive	LCH	3-month USD-LIBOR	1.7725	8/11/2019	127,000	3,449
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	123,000	3,343
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	92,000	3,028
Receive	LCH	3-month USD-LIBOR	1.675	10/30/2019	25,000	613
Receive	LCH	3-month USD-LIBOR	1.785	11/14/2019	50,000	1,430
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	96,000	2,788
Receive	LCH	3-month USD-LIBOR	1.5405	1/15/2020	50,000	991
Receive	LCH	3-month USD-LIBOR	1.472	2/6/2020	20,000	344
Receive	LCH	3-month USD-LIBOR	1.6715	2/13/2020	100,000	2,501
Receive	LCH	3-month USD-LIBOR	1.663	2/17/2020	45,000	1,112
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	58,000	1,658
Receive	LCH	3-month USD-LIBOR	1.638	2/27/2020	30,000	713
Receive	LCH	3-month USD-LIBOR	1.6115	3/23/2020	5,000	114
Receive	LCH	3-month USD-LIBOR	1.4213	4/21/2020	150,000	2,275
Receive	LCH	3-month USD-LIBOR	1.654	6/1/2020	23,800	591
Receive	LCH	3-month USD-LIBOR	1.818	6/5/2020	100,000	3,178
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	120,000	3,887
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	150,000	5,049
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	32,200	1,105
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	92,000	2,726
Receive	LCH	3-month USD-LIBOR	1.68	12/22/2020	58,000	1,539
Receive	LCH	3-month USD-LIBOR	1.6075	1/8/2021	100,000	2,305
Receive	LCH	3-month USD-LIBOR	1.4575	1/14/2021	100,000	1,587
Receive	LCH	3-month USD-LIBOR	1.1725	2/5/2021	150,000	293
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(895)
Pay	LCH	3-month USD-LIBOR	2.6045	7/29/2024	75,000	(6,950)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	26,000	(2,574)
Pay	LCH	3-month USD-LIBOR	2.421	10/30/2024	34,000	(2,667)
Pay	LCH	3-month USD-LIBOR	2.491	11/14/2024	30,000	(2,526)
Pay	LCH	3-month USD-LIBOR	2.0255	2/10/2025	75,000	(3,366)
Pay	LCH	3-month USD-LIBOR	2.1955	3/4/2025	75,000	(4,469)
Pay	LCH	3-month USD-LIBOR	2.3495	7/31/2025	25,000	(1,833)
Pay	LCH	3-month USD-LIBOR	2.20311	9/2/2025	75,000	(4,499)
Pay	LCH	3-month USD-LIBOR	2.1565	11/17/2025	200,000	(11,106)
Pay	LCH	3-month USD-LIBOR	2.1685	12/17/2025	35,000	(1,980)
Intermediate Bond Fund of America — Page 13 of 15

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 2/29/2016 (000)
Pay	LCH	3-month USD-LIBOR	1.652%	2/11/2026	$60,000	$(450)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(20,227)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	28,000	(7,257)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	30,000	(7,988)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	41,000	(5,946)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	24,000	(2,091)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	40,000	(4,179)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	60,000	(6,141)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	32,000	(3,393)
Pay	LCH	3-month USD-LIBOR	2.58245	11/5/2045	120,000	(14,167)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	13,200	(1,522)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(1,745)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	(1,876)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	15,000	(1,422)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	36,000	(4,334)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	40,000	(3,092)
Pay	LCH	3-month USD-LIBOR	2.342	1/29/2046	90,000	(5,540)
						$(69,183)
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $254,375,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums paid (000)	Unrealized appreciation at 2/29/2016 (000)
NA IG Series 24	ICE	1.00%	6/20/2020	$125,000	$392	$(1,957)	$2,349
NA IG Series 25	ICE	1.00	12/20/2020	110,000	376	(996)	1,372
							$3,721
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $633,934,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 2/29/2016 (000)
Ultra U.S. Treasury Bond Futures	CME	Long	655	June 2016	$113,839	$(421)
5 Year U.S. Treasury Note Futures	CME	Long	4,773	July 2016	577,019	439
						$18

Intermediate Bond Fund of America — Page 14 of 15

unaudited
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $147,108,000, which represented 1.26% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,080,732,000, which represented 9.23% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $86,217,000, which represented .74% of the net assets of the fund.

Key to abbreviations
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group Inc.
Fin. = Finance
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-023-0416O-S49220	Intermediate Bond Fund of America — Page 15 of 15

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: April 29, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 29, 2016